Contingencies	9 Months Ended
Sep. 30, 2026
Contingencies [Abstract]
Contingencies
12.	Contingencies

As of September 30, 2026, there were no material contingencies which required adjustment or disclosure in the unaudited condensed consolidated interim financial statements (2025: none).